OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Schedule of other current assets

at December 31 (millions of Canadian dollars)	2013	2012
Fair value of derivative contracts (Note 23)	395	259
Deferred income tax assets (Note 16)	119	290
Assets held for sale (Note 6)	85	—
Regulatory Assets (Note 9)	42	178
Other	206	270
	847	997